Accrued Expense and Other Current Liabilities - Schedule of Accrued Expense and Other Current Liabilities (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Accrued Expense and Other Current Liabilities [Abstract]
Accrued Liabilities, Current, Total	$ 156,255	$ 41,750	$ 46,098
Accrued bonus and commissions			1,103
Accrued payroll taxes		24,205	11,194
Other accrued expenses		12,872	23,637
Accrued sales and other indirect taxes payable		$ 4,673	$ 10,164